INCOME TAXES - Additional Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Net operating loss carryforwards
Tax loss and credit carryforwards	$ 1,046,000,000	$ 1,238,000,000
Valuation allowance	673,000,000	1,159,000,000
Valuation allowance release	259,000,000	0
Deferred income tax liabilities on the unremitted earnings of foreign investments	648,000,000	619,000,000
Income tax payments, net of refunds	713,000,000	338,000,000	$ 247,000,000
Interest expense (recover) reflected within net tax expense	4,000,000	(1,000,000)	0
Accrued interest expense	7,000,000	3,000,000
Income tax penalties expense	0	0	$ 0
Income tax penalties accrued	0	0
Canada federal and provincial
Net operating loss carryforwards
Unused net operating loss carryforwards	1,929,000,000	1,867,000,000
Capital loss carryforwards unrecognized	598,000,000	821,000,000
Canada federal and provincial | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits	$ 102,000,000	$ 91,000,000
U.S. federal
Net operating loss carryforwards
Unused net operating loss carryforwards				$ 1,098	$ 889
Mexican Tax Authority
Net operating loss carryforwards
Tax loss and credit carryforwards				$ 4	$ 3